UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-07634

Name of Fund: Corporate High Yield Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Chief Executive Officer,
      Corporate High Yield Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 05/31/06

Date of reporting period: 06/01/05 - 08/31/05

Item 1 - Schedule of Investments

Corporate High Yield Fund, Inc.
Schedule of Investments as of August 31, 2005                  (in U.S. dollars)

                                             Face
Industry                                   Amount   Corporate Bonds                                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 4.8%            $ 2,125,000   Alliant Techsystems, Inc., 3% due 8/15/2024 (b)(i)                $   2,433,125
                                        2,100,000   DRS Technologies, Inc., 6.875% due 11/01/2013                         2,126,250
                                          925,000   Esterline Technologies Corp., 7.75% due 6/15/2013                       980,500
                                          700,000   K&F Acquisition, Inc., 7.75% due 11/15/2014                             715,750
                                                    L-3 Communications Corp. (i):
                                        1,275,000       6.375% due 10/15/2015                                             1,294,125
                                        1,280,000       3% due 8/01/2035 (b)                                              1,323,200
                                        1,650,000   Standard Aero Holdings, Inc., 8.25% due 9/01/2014                     1,650,000
                                        1,300,000   Transdigm, Inc., 8.375% due 7/15/2011                                 1,378,000
                                        2,750,000   Vought Aircraft Industries, Inc., 8% due 7/15/2011                    2,708,750
                                                                                                                      -------------
                                                                                                                         14,609,700
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 1.7%                         2,100,000   American Airlines, Inc. Class C, 7.80% due 4/01/2008                  2,029,601
                                                    Continental Airlines, Inc.:
                                        1,165,943       Series 1997-4-B, 6.90% due 1/02/2017                              1,005,287
                                          218,052       Series 1998-1-C, 6.541% due 9/15/2009                               205,366
                                          700,000       Series 1998-3, 7.25% due 5/01/2007                                  695,384
                                          969,118       Series 2001-1-C, 7.033% due 12/15/2012                              862,001
                                                    Delta Air Lines, Inc.:
                                          825,000       7.90% due 12/15/2009                                                144,375
                                        1,720,000       2.875% due 2/18/2024 (b)(i)                                         281,650
                                                                                                                      -------------
                                                                                                                          5,223,664
-----------------------------------------------------------------------------------------------------------------------------------
Automotive - 0.9%                       1,450,000   Autocam Corp., 10.875% due 6/15/2014                                  1,015,000
                                          550,000   General Motors Acceptance Corp., 7.25% due 3/02/2011                    530,892
                                                    Metaldyne Corp.:
                                          350,000       11% due 6/15/2012                                                   269,500
                                        1,102,000       10% due 11/01/2013 (i)                                            1,013,840
                                                                                                                      -------------
                                                                                                                          2,829,232
-----------------------------------------------------------------------------------------------------------------------------------
Broadcasting - 6.4%                     2,000,000   Emmis Communications Corp., 9.745% due 6/15/2012 (d)                  2,025,000
                                        1,800,000   Granite Broadcasting Corp., 9.75% due 12/01/2010                      1,698,750
                                          900,000   Nexstar Finance, Inc., 7% due 1/15/2014                                 828,000
                                        1,300,000   Nextmedia Operating, Inc., 10.75% due 7/01/2011                       1,407,250
                                                    Paxson Communications Corp.:
                                        1,950,000       10.75% due 7/15/2008                                              1,947,563
                                          500,000       12.121%** due 1/15/2009                                             483,750
                                        1,600,000   Radio One, Inc., 6.375% due 2/15/2013 (i)                             1,582,000
                                        1,225,000   Salem Communications Corp., 7.75% due 12/15/2010                      1,281,656
                                        1,202,000   Salem Communications Holding Corp. Series B, 9% due 7/01/2011         1,290,648
                                                    Sinclair Broadcast Group, Inc.:
                                          350,000       8% due 3/15/2012                                                    360,938
                                        2,735,000       Class A, 4.875% due 7/15/2018 (b)                                 2,492,269
                                        2,275,000   Sirius Satellite Radio, Inc., 9.625% due 8/01/2013 (i)                2,235,188
                                        2,125,000   Young Broadcasting, Inc., 8.75% due 1/15/2014                         1,923,125
                                                                                                                      -------------
                                                                                                                         19,556,137
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 9.0%                       700,000   Adelphia Communications Corp., 6% due 2/15/2006 (b)(e)                   33,250
                                        2,125,000   CSC Holdings, Inc. Series B, 7.625% due 4/01/2011                     2,130,312
                                        1,775,000   Century Communications Series B, 9.05% due 1/15/2008 (e)              1,140,437
                                                    Charter Communications Holdings LLC:
                                        2,575,000       8.625% due 4/01/2009                                              2,130,812
                                          175,000       10% due 4/01/2009                                                   149,844
                                        1,925,000       9.625% due 11/15/2009                                             1,590,531
                                          695,000   Charter Communications, Inc., 5.875% due 11/16/2009 (b)(i)              562,081

Corporate High Yield Fund, Inc.
Schedule of Investments as of August 31, 2005                  (in U.S. dollars)

                                             Face
Industry                                   Amount   Corporate Bonds                                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Intelsat Bermuda Ltd. (i):
                                      $ 2,450,000       8.695% due 1/15/2012 (d)                                      $   2,492,875
                                        2,575,000       8.625% due 1/15/2015                                              2,671,562
                                        3,752,000   Loral Cyberstar, Inc., 10% due 7/15/2006 (e)                          3,358,040
                                        3,525,000   Mediacom Broadband LLC, 11% due 7/15/2013                             3,846,656
                                          400,000   Mediacom LLC, 9.50% due 1/15/2013                                       407,000
                                                    New Skies Satellites NV:
                                          700,000       8.539% due 11/01/2011 (d)                                           726,250
                                          925,000       9.125% due 11/01/2012                                               959,688
                                          750,000   PanAmSat Corp., 9% due 8/15/2014                                        789,375
                                        1,625,000   Quebecor Media, Inc., 10.535%** due 7/15/2011                         1,649,375
                                        1,800,000   Rainbow National Services LLC, 10.375% due 9/01/2014 (i)              2,052,000
                                          555,000   SkyNet Senior Secured Notes, 14% due 12/1/2015                          654,900
                                                                                                                      -------------
                                                                                                                         27,344,988
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 7.1%                        1,388,000   BCP Caylux Holdings Luxembourg SCA, 9.625% due 6/15/2014              1,573,645
                                        1,371,000   Huntsman International, LLC, 10.125% due 7/01/2009                    1,412,130
                                          975,000   ISP Chemco, Inc. Series B, 10.25% due 7/01/2011                       1,051,781
                                        1,000,000   ISP Holdings, Inc. Series B, 10.625% due 12/15/2009                   1,060,000
                                        1,775,000   Innophos, Inc., 8.875% due 8/15/2014 (i)                              1,826,031
                                                    Millennium America, Inc.:
                                        2,150,000       7% due 11/15/2006                                                 2,201,062
                                          925,000       9.25% due 6/15/2008                                                 996,687
                                                    Nalco Co.:
                                          425,000       7.75% due 11/15/2011                                                445,187
                                        1,075,000       8.875% due 11/15/2013                                             1,156,969
                                        1,330,000   Nalco Finance Holdings, Inc., 9.092%** due 2/01/2014                    997,500
                                        2,925,000   Omnova Solutions, Inc., 11.25% due 6/01/2010                          3,115,125
                                          675,000   PCI Chemicals Canada, Inc., 10% due 12/31/2008                          718,875
                                        2,625,000   PolyOne Corp., 10.625% due 5/15/2010                                  2,818,594
                                        1,866,000   Terra Capital, Inc., 11.50% due 6/01/2010                             2,136,570
                                                                                                                      -------------
                                                                                                                         21,510,156
-----------------------------------------------------------------------------------------------------------------------------------
Consumer - Durables - 0.7%              1,225,000   Sealy Mattress Co., 8.25% due 6/15/2014                               1,307,688
                                          710,000   Tempur-Pedic, Inc., 10.25% due 8/15/2010                                789,875
                                                                                                                      -------------
                                                                                                                          2,097,563
-----------------------------------------------------------------------------------------------------------------------------------
Consumer - Non-Durables - 2.9%                      Chattem, Inc.:
                                        1,625,000       6.87% due 3/01/2010 (d)                                           1,637,187
                                          550,000       7% due 3/01/2014                                                    563,750
                                        1,100,000   Church & Dwight Co., Inc., 6% due 12/15/2012                          1,094,500
                                        3,300,000   Hines Nurseries, Inc., 10.25% due 10/01/2011                          3,390,750
                                        2,050,000   Samsonite Corp., 8.875% due 6/01/2011                                 2,193,500
                                                                                                                      -------------
                                                                                                                          8,879,687
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Media - 8.0%                2,375,000   CBD Media, Inc., 8.625% due 6/01/2011                                 2,458,125
                                        2,100,000   CanWest Media, Inc., 8% due 9/15/2012                                 2,205,000
                                        1,294,000   Dex Media West LLC, 9.875% due 8/15/2013                              1,463,837
                                                    Houghton Mifflin Co.:
                                        2,475,000       8.25% due 2/01/2011                                               2,583,281
                                        1,650,000       10.377%** due 10/15/2013 (i)                                      1,284,938
                                        5,250,000   Liberty Media Corp., 0.75% due 3/30/2023 (b)                          5,794,688
                                                    Primedia, Inc.:
                                        1,133,000       7.625% due 4/01/2008                                              1,145,746
                                        1,150,000       8.875% due 5/15/2011                                              1,204,625

Corporate High Yield Fund, Inc.
Schedule of Investments as of August 31, 2005                  (in U.S. dollars)

                                             Face
Industry                                   Amount   Corporate Bonds                                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Universal City Florida Holding Co. I:
                                      $ 1,275,000       8.375% due 5/01/2010                                          $   1,341,938
                                        1,600,000       8.443% due 5/01/2010 (d)                                          1,676,000
                                        3,119,000   Yell Finance BV, 12.67%** due 8/01/2011                               3,134,595
                                                                                                                      -------------
                                                                                                                         24,292,773
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Exploration &                  1,425,000   Belden & Blake Corp., 8.75% due 7/15/2012                             1,510,500
Production - 1.3%                       2,225,000   Plains Exploration & Production Co. Series B, 8.75% due 7/01/2012     2,425,250
                                                                                                                      -------------
                                                                                                                          3,935,750
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Other - 1.8%                   1,750,000   Dresser, Inc., 9.375% due 4/15/2011                                   1,846,250
                                        1,650,000   Star Gas Partners LP, 10.25% due 2/15/2013                            1,468,500
                                                    Suburban Propane Partners, LP:
                                          375,000       6.875% due 12/15/2013                                               363,750
                                        1,825,000       6.875% due 12/15/2013 (i)                                         1,770,250
                                                                                                                      -------------
                                                                                                                          5,448,750
-----------------------------------------------------------------------------------------------------------------------------------
Financial - 1.0%                        2,625,000   Refco Finance Holdings LLC, 9% due 8/01/2012                          2,861,250
-----------------------------------------------------------------------------------------------------------------------------------
Food & Tobacco - 4.1%                     750,000   AmeriQual Group LLC, 9% due 4/01/2012 (i)                               776,250
                                                    Commonwealth Brands, Inc. (i):
                                        1,900,000       9.75% due 4/15/2008                                               2,004,500
                                        1,375,000       10.625% due 9/01/2008                                             1,450,625
                                        2,550,000   Cott Beverages USA, Inc., 8% due 12/15/2011                           2,690,250
                                                    Del Monte Corp.:
                                        1,200,000       8.625% due 12/15/2012                                             1,302,000
                                          450,000       6.75% due 2/15/2015 (i)                                             455,625
                                          925,000   Merisant Co., 10.75% due 7/15/2013 (i)                                  629,000
                                          375,000   Michael Foods, Inc., 8% due 11/15/2013                                  385,312
                                        1,975,000   New World Pasta Co., 9.25% due 2/15/2009 (e)                            138,250
                                        2,000,000   Smithfield Foods, Inc. Series B, 8% due 10/15/2009                    2,130,000
                                        1,175,000   Tabletop Holdings Inc., 12.25%** due 5/15/2014 (i)                      164,500
                                          375,000   The Wornick Co., 10.875% due 7/15/2011                                  380,625
                                                                                                                      -------------
                                                                                                                         12,506,937
-----------------------------------------------------------------------------------------------------------------------------------
Gaming - 6.3%                           3,000,000   Boyd Gaming Corp., 8.75% due 4/15/2012                                3,255,000
                                          850,000   CCM Merger, Inc., 8% due 8/01/2013 (i)                                  867,000
                                        1,275,000   Caesars Entertainment, Inc., 7.875% due 3/15/2010                     1,397,719
                                        1,775,000   Inn of the Mountain Gods Resort & Casino, 12% due 11/15/2010          2,036,812
                                        1,450,000   MGM Mirage, 8.50% due 9/15/2010                                       1,591,375
                                        3,350,000   Majestic Star Casino LLC, 9.50% due 10/15/2010                        3,375,125
                                        1,325,000   Pinnacle Entertainment, Inc., 8.25% due 3/15/2012                     1,338,250
                                        2,375,000   Poster Financial Group, Inc., 8.75% due 12/01/2011                    2,440,313
                                        2,500,000   Resorts International Hotel and Casino, Inc., 11.50%
                                                    due 3/15/2009                                                         2,818,750
                                                                                                                      -------------
                                                                                                                         19,120,344
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 9.0%                                  Alpharma, Inc.:
                                        2,750,000       3% due 6/01/2006 (b)                                              3,557,813
                                        2,025,000       8.625% due 5/01/2011                                              2,106,000
                                        2,525,000   DaVita, Inc., 7.25% due 3/15/2015 (i)                                 2,566,031
                                        2,125,000   Elan Finance Plc, 7.79% due 11/15/2011 (d)(i)                         1,880,625
                                        3,500,000   Fresenius Medical Care Capital Trust II, 7.875% due 2/01/2008         3,613,750
                                        2,100,000   HCA, Inc., 5.50% due 12/01/2009                                       2,090,886
                                        2,950,000   HealthSouth Corp., 8.375% due 10/01/2011                              2,935,250
                                                    Mylan Laboratories, Inc. (i):
                                        1,100,000       5.75% due 8/15/2010                                               1,094,500
                                          525,000       6.375% due 8/15/2015                                                525,656

Corporate High Yield Fund, Inc.
Schedule of Investments as of August 31, 2005                  (in U.S. dollars)

                                             Face
Industry                                   Amount   Corporate Bonds                                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                      $ 1,350,000   Select Medical Corp., 7.625% due 2/01/2015                        $   1,312,875
                                        2,475,000   U.S. Oncology, Inc., 9% due 8/15/2012                                 2,697,750
                                          925,000   Vanguard Health Holding Co. II LLC, 9% due 10/01/2014                 1,005,938
                                        1,825,000   Ventas Realty LP, 6.75% due 6/01/2010 (i)                             1,870,625
                                                                                                                      -------------
                                                                                                                         27,257,699
-----------------------------------------------------------------------------------------------------------------------------------
Housing - 3.5%                                      Building Materials Corp. of America:
                                        1,000,000       8% due 10/15/2007                                                   995,000
                                        5,475,000       8% due 12/01/2008                                                 5,461,312
                                          725,000   Forest City Enterprises, Inc., 7.625% due 6/01/2015                     773,937
                                                    Goodman Global Holding Co., Inc. (i):
                                          425,000       6.41% due 6/15/2012 (d)                                             422,875
                                        1,225,000       7.875% due 12/15/2012                                             1,157,625
                                        1,050,000   Standard-Pacific Corp., 6.50% due 8/15/2010                           1,042,125
                                          650,000   Texas Industries, Inc., 7.25% due 7/15/2013 (i)                         677,625
                                                                                                                      -------------
                                                                                                                         10,530,499
-----------------------------------------------------------------------------------------------------------------------------------
Information Technology - 8.9%           3,400,000   Advanced Micro Devices, Inc., 7.75% due 11/01/2012                    3,455,250
                                                    Amkor Technology, Inc.:
                                          700,000       9.25% due 2/15/2008                                                 658,000
                                        1,875,000       7.125% due 3/15/2011                                              1,612,500
                                        2,990,000   Cypress Semiconductor Corp., 1.25% due 6/15/2008 (b)                  3,565,575
                                        1,800,000   Freescale Semiconductor, Inc., 6.349% due 7/15/2009 (d)               1,858,500
                                                    MagnaChip Semiconductor SA:
                                          275,000       6.875% due 12/15/2011                                               268,812
                                        1,550,000       7.12% due 12/15/2011 (d)                                          1,557,750
                                        1,650,000       8% due 12/15/2014                                                 1,551,000
                                        1,785,000   Quantum Corp., 4.375% due 8/01/2010 (b)                               1,735,913
                                        2,275,000   Solar Capital Corp., 9.125% due 8/15/2013 (i)                         2,388,750
                                                    Sungard Data Systems, Inc. (i):
                                        1,525,000       8.525% due 8/15/2013 (d)                                          1,578,375
                                        1,700,000       10.25% due 8/15/2015                                              1,776,500
                                          725,000   Telcordia Technologies Inc., 10% due 3/15/2013 (i)                      688,750
                                        1,075,000   UGS Corp., 10% due 6/01/2012                                          1,204,000
                                        3,175,000   Viasystems, Inc., 10.50% due 1/15/2011                                3,127,375
                                                                                                                      -------------
                                                                                                                         27,027,050
-----------------------------------------------------------------------------------------------------------------------------------
Leisure - 1.7%                                      Felcor Lodging LP:
                                        2,650,000       7.78% due 6/01/2011 (d)                                           2,762,625
                                        1,450,000       9% due 6/01/2011                                                  1,598,625
                                          700,000   True Temper Sports, Inc., 8.375% due 9/15/2011                          679,000
                                                                                                                      -------------
                                                                                                                          5,040,250
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 6.5%                    2,000,000   CPI Holdco, Inc., 9.672% due 2/01/2015 (d)(i)                         1,983,284
                                          725,000   Case New Holland, Inc., 9.25% due 8/01/2011                             772,125
                                        1,225,000   Caue Finance Ltd., 8.875% due 8/01/2015 (i)                           1,274,000
                                          725,000   Columbus McKinnon Corp., 8.50% due 4/01/2008                            737,086
                                        3,475,000   EaglePicher Inc., 9.75% due 9/01/2013 (e)                             2,606,250
                                        2,800,000   Invensys Plc, 9.875% due 3/15/2011 (i)                                2,814,000
                                        2,350,000   Johnsondiversey, Inc. Series B, 9.625% due 5/15/2012                  2,402,875
                                        1,275,000   Medis Technologies Ltd., 6% due 7/15/2010 (b)(i)                      1,287,750
                                          900,000   Mueller Group, Inc., 10% due 5/01/2012                                  964,125
                                          900,000   Rexnord Corp., 10.125% due 12/15/2012                                   987,750
                                        1,100,000   Superior Essex Communications LLC, 9% due 4/15/2012                   1,116,500
                                        3,450,000   Trimas Corp., 9.875% due 6/15/2012                                    2,949,750
                                                                                                                      -------------
                                                                                                                         19,895,495
-----------------------------------------------------------------------------------------------------------------------------------

Corporate High Yield Fund, Inc.
Schedule of Investments as of August 31, 2005                  (in U.S. dollars)

                                             Face
Industry                                   Amount   Corporate Bonds                                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
Metal - Other - 2.2%                  $   515,000   Asia Aluminum Holdings Ltd., 8% due 12/23/2011 (i)                $     515,000
                                        1,000,000   Foundation PA Coal Co., 7.25% due 8/01/2014                           1,051,250
                                        2,825,000   Luscar Coal Ltd., 9.75% due 10/15/2011                                3,072,187
                                        2,050,000   Novelis, Inc., 7.25% due 2/15/2015 (i)                                2,055,125
                                                                                                                      -------------
                                                                                                                          6,693,562
-----------------------------------------------------------------------------------------------------------------------------------
Packaging - 4.4%                        1,900,000   AEP Industries, Inc., 7.875% due 3/15/2013 (i)                        1,937,400
                                                    Crown European Holdings SA:
                                          925,000       9.50% due 3/01/2011                                               1,019,812
                                          625,000       10.875% due 3/01/2013                                               737,500
                                        1,275,000   Graham Packing Co., Inc., 9.875% due 10/15/2014                       1,319,625
                                        2,775,000   Owens-Brockway, 8.875% due 2/15/2009                                  2,934,563
                                                    Pliant Corp.:
                                        1,872,164       11.625% due 6/15/2009 (g)(i)                                      1,999,551
                                        1,100,000       13% due 6/01/2010                                                   792,000
                                        2,200,000   U.S. Can Corp., 12.375% due 10/01/2010                                2,172,500
                                          625,000   Wise Metals Group LLC, 10.25% due 5/15/2012                             514,063
                                                                                                                      -------------
                                                                                                                         13,427,014
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 5.9%                            3,375,000   Abitibi-Consolidated, Inc., 7.37% due 6/15/2011 (d)                   3,375,000
                                          900,000   Boise Cascade LLC, 6.474% due 10/15/2012 (d)                            906,750
                                        3,100,000   Bowater, Inc., 6.87% due 3/15/2010 (d)                                3,131,000
                                        1,900,000   Domtar, Inc., 7.125% due 8/15/2015                                    1,894,271
                                                    Graphic Packaging International Corp.:
                                          775,000       8.50% due 8/15/2011                                                 809,875
                                          900,000       9.50% due 8/15/2013                                                 922,500
                                          850,000   JSG Funding Plc, 9.625% due 10/01/2012                                  869,125
                                                    NewPage Corp. (i):
                                        1,375,000       9.943% due 5/01/2012 (d)                                          1,368,125
                                        1,375,000       12% due 5/01/2013                                                 1,306,250
                                        2,300,000   Norske Skog Canada Ltd. Series D, 8.625% due 6/15/2011                2,392,000
                                          907,000   Western Forest Products, Inc., 15% due 7/28/2009 (g)(i)                 885,212
                                                                                                                      -------------
                                                                                                                         17,860,108
-----------------------------------------------------------------------------------------------------------------------------------
Retail - 0.9%                           2,650,000   Jean Coutu Group, Inc., 8.50% due 8/01/2014                           2,716,250
-----------------------------------------------------------------------------------------------------------------------------------
Service - 6.8%                            300,000   Ahern Rentals, Inc., 9.25% due 8/15/2013 (i)                            306,750
                                        2,525,000   Allied Waste North America, Inc. Series B, 8.875% due 4/01/2008       2,663,875
                                        2,525,000   Corrections Corp. of America, 7.50% due 5/01/2011                     2,610,219
                                          525,000   Knowledge Learning Corp., Inc., 7.75% due 2/01/2015 (i)                 515,812
                                          825,000   MSW Energy Holdings II LLC, 7.375% due 9/01/2010                        858,000
                                        1,450,000   MSW Energy Holdings LLC, 8.50% due 9/01/2010                          1,558,750
                                        1,175,000   Mac-Gray Corp., 7.625% due 8/15/2015 (i)                              1,213,187
                                        1,100,000   Service Corp. International, 7% due 6/15/2017 (i)                     1,113,750
                                        3,075,000   United Rentals North America, Inc., 7.75% due 11/15/2013 (i)          3,005,813
                                        2,900,000   Waste Services, Inc., 9.50% due 4/15/2014 (i)                         2,885,500
                                                    Williams Scotsman, Inc.:
                                        3,425,000       9.875% due 6/01/2007                                              3,442,125
                                          350,000       10% due 8/15/2008                                                   383,327
                                                                                                                      -------------
                                                                                                                         20,557,108
-----------------------------------------------------------------------------------------------------------------------------------
Steel - 1.0%                            1,825,000   Chaparral Steel Co., 10% due 7/15/2013 (i)                            1,916,250
                                        1,100,000   Ucar Finance, Inc., 10.25% due 2/15/2012                              1,177,000
                                                                                                                      -------------
                                                                                                                          3,093,250
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - 5.0%                           ADC Telecommunications, Inc. (b):
                                        1,900,000       1% due 6/15/2008                                                  1,809,750
                                          825,000       3.996% due 6/15/2013 (d)                                            826,031

Corporate High Yield Fund, Inc.
Schedule of Investments as of August 31, 2005                  (in U.S. dollars)

                                             Face
Industry                                   Amount   Corporate Bonds                                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                      $   771,000   Alaska Communications Systems Holdings, Inc.,
                                                    9.875% due 8/15/2011                                              $     844,245
                                          875,000   Cincinnati Bell, Inc., 8.375% due 1/15/2014                             883,750
                                        3,250,000   LCI International, Inc., 7.25% due 6/15/2007                          3,201,250
                                          350,000   Qwest Communications International, Inc., 7.50%
                                                    due 2/15/2014 (i)                                                       336,000
                                                    Qwest Corp. (i):
                                        1,275,000       7.12% due 6/15/2013 (d)                                           1,335,563
                                          500,000       7.625% due 6/15/2015                                                512,500
                                          900,000   Terremark Worldwide, Inc., 9% due 6/15/2009 (b)(i)                      756,000
                                          800,000   Time Warner Telecom Holdings, Inc., 7.79% due 2/15/2011 (d)             820,000
                                                    Time Warner Telecom, Inc.:
                                          175,000       9.75% due 7/15/2008                                                 177,625
                                        3,600,000       10.125% due 2/01/2011                                             3,699,000
                                                                                                                      -------------
                                                                                                                         15,201,714
-----------------------------------------------------------------------------------------------------------------------------------
Transportation - 0.8%                   2,175,000   Teekay Shipping Corp., 8.875% due 7/15/2011                           2,487,656
-----------------------------------------------------------------------------------------------------------------------------------
Utility - 10.8%                                     The AES Corp.:
                                        4,132,000       9.375% due 9/15/2010                                              4,638,170
                                        1,950,000       8.75% due 5/15/2013 (i)                                           2,145,000
                                        1,850,000   Aquila, Inc., 7.625% due 11/15/2009                                   1,919,375
                                        4,550,000   Calpine Canada Energy Finance Ulc, 8.50% due 5/01/2008                3,173,625
                                          875,000   Calpine Corp., 8.75% due 7/15/2007                                      649,687
                                        2,925,000   Centerpoint Energy, Inc. Series B, 3.75% due 5/15/2023 (b)            3,736,688
                                        1,781,000   ESI Tractebel Acquisition Corp. Series B, 7.99% due 12/30/2011        1,880,795
                                        1,750,000   Edison Mission Energy, 9.875% due 4/15/2011                           2,067,187
                                                    Nevada Power Co.:
                                          227,000       9% due 8/15/2013                                                    254,808
                                        2,077,000       Series E, 10.875% due 10/15/2009                                  2,300,277
                                        2,375,000   Reliant Energy, Inc., 6.75% due 12/15/2014                            2,339,375
                                        1,550,000   Sierra Pacific Power Co. Series A, 8% due 6/01/2008                   1,646,875
                                        1,050,000   Sierra Pacific Resources, 8.625% due 3/15/2014                        1,160,250
                                          875,000   Southern Natural Gas Co., 8.875% due 3/15/2010                          954,587
                                        2,000,000   Tenaska Alabama Partners LP, 7% due 6/30/2021 (i)                     2,086,380
                                        1,850,000   Texas Genco LLC, 6.875% due 12/15/2014 (i)                            1,919,375
                                                                                                                      -------------
                                                                                                                         32,872,454
-----------------------------------------------------------------------------------------------------------------------------------
Wireless                                  800,000   American Tower Escrow Corp., 14.887%** due 8/01/2008                    612,000
Communications - 5.1%                   1,850,000   Centennial Cellular Operating Co. LLC, 10.125% due 6/15/2013          2,062,750
                                        2,250,000   Digicel Ltd., 9.25% due 9/01/2012 (i)                                 2,351,250
                                          925,000   Dobson Cellular Systems, 8.443% due 11/01/2011 (d)                      962,000
                                          375,000   Dobson Communications Corporation, 8.875% due 10/01/2013                375,000
                                        1,625,000   IWO Holdings, Inc., 7.349% due 1/15/2012 (d)                          1,706,250
                                                    Rogers Wireless Communications, Inc.:
                                          625,000       6.995% due 12/15/2010 (d)                                           651,563
                                          250,000       8% due 12/15/2012                                                   267,500
                                        3,175,000       6.375% due 3/01/2014                                              3,230,563
                                          575,000   Rural Cellular Corp., 8.37% due 3/15/2010 (d)                           595,125
                                        1,275,000   SBA Communications Corp., 8.50% due 12/01/2012                        1,391,344
                                        1,413,000   SBA Telecommunications, Inc., 7.415%** due 12/15/2011                 1,296,428
                                                                                                                      -------------
                                                                                                                         15,501,773
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Total Corporate Bonds (Cost - $382,976,513) - 128.5%                390,378,813
-----------------------------------------------------------------------------------------------------------------------------------

Corporate High Yield Fund, Inc.
Schedule of Investments as of August 31, 2005                  (in U.S. dollars)

                                             Face
Industry                                   Amount   Floating Rate Loan Interests (a)                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 1.5%                   $ 4,550,000   Century Cable Holdings, LLC Discretionary Term Loan,
                                                    8.50% due 12/31/2009                                              $   4,522,131
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.9%                        2,650,000   Wellman, Inc. Second Lien Term Loan, 10.46%                           2,689,750
                                                     due 2/10/2010
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.3%                      922,652   EaglePicher Holdings, Inc. Tranche B Term Loan,
                                                    10% due 8/07/2009 (k)                                                   916,886
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Total Floating Rate Loan Interests (Cost - $7,798,300) - 2.7%         8,128,767
-----------------------------------------------------------------------------------------------------------------------------------

                                           Shares
                                             Held   Common Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.2%                            74,829   ABX Air, Inc. (c)                                                       609,856
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Other - 0.6%                      74,995   Trico Marine Services, Inc. (c)                                       1,703,136
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 0.1%                              189,496   Western Forest Products, Inc. (c)                                       414,687
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Total Common Stocks (Cost - $4,712,485) - 0.9%                        2,727,679
-----------------------------------------------------------------------------------------------------------------------------------

                                                    Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Automotive - 0.8%                         117,000   General Motors Corp. Series C, 6.25% (b)                              2,506,140
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Total Preferred Stocks (Cost - $2,924,483) - 0.8%                     2,506,140
-----------------------------------------------------------------------------------------------------------------------------------

                                                    Warrants (h)
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 0.0%                        28,619   Loral Space & Communications (expires 12/26/2006)                           143
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 0.0%                         29,930   HealthSouth Corp. (expires 1/16/2014)                                    74,825
-----------------------------------------------------------------------------------------------------------------------------------
Packaging - 0.0%                            3,500   Pliant Corp. (expires 6/01/2010)                                             35
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 0.0%                                  700   MDP Acquisitions Plc (expires 10/01/2013)                                 3,500
-----------------------------------------------------------------------------------------------------------------------------------
Wireless                                      800   American Tower Corp. (expires 8/01/2008)                                269,728
Communications - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Total Warrants (Cost - $102,811) - 0.1%                                 348,231
-----------------------------------------------------------------------------------------------------------------------------------

                                       Beneficial
                                         Interest   Other Interests (f)
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.5%                       $ 3,543,975   US Airways Group, Inc. - Certificate of Beneficial Interest           1,488,470
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Total Other Interests (Cost - $956,873) - 0.5%                        1,488,470
-----------------------------------------------------------------------------------------------------------------------------------

                                                    Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                      $    95,250   Merrill Lynch Liquidity Series, LLC Cash Sweep Series I (j)              95,250
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Total Short-Term Securities (Cost - $95,250) - 0.0%                      95,250
-----------------------------------------------------------------------------------------------------------------------------------
                                                         Total Investments (Cost - $399,566,715*) - 133.5%              405,673,350

                                                         Liabilities in Excess of Other Assets - (33.5%)               (101,809,767)
                                                                                                                      -------------
                                                         Net Assets - 100.0%                                          $ 303,863,583
                                                                                                                      =============

Corporate High Yield Fund, Inc.
Schedule of Investments as of August 31, 2005                  (in U.S. dollars)

* The cost and unrealized appreciation (depreciation) of investments as of August 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $399,939,531
                                                                   ============
      Gross unrealized appreciation                                $ 18,281,829
      Gross unrealized depreciation                                 (12,548,010)
                                                                   ------------
      Net unrealized appreciation                                  $  5,733,819
                                                                   ============

** Represents a zero coupon or step bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.

(a) Floating rate loan interests in which the Fund invests generally pays interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more U.S. banks or (iii) the certificate of deposit rate.
(b)   Convertible security.
(c)   Non-income producing security.
(d)   Floating rate note.
(e) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.
(f) Other interests represent beneficial interest in liquidation trusts and other reorganization entities.
(g) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(h) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(i) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(j) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -------------------------------------------------------------------------------------------
      Affiliate                                                 Net Activity      Interest Income
      -------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I     $ 95,250         $        2,338
      -------------------------------------------------------------------------------------------

(k)   Issuer filed for bankruptcy.

      Swaps outstanding as of August 31, 2005 were as follows:

      ----------------------------------------------------------------------------------------------------
                                                                           Notional             Unrealized
                                                                            Amount            Appreciation
      ----------------------------------------------------------------------------------------------------
      Sold credit default protection on General Motors Corp.
      and receive 4.40%

      Broker, Morgan Stanley Capital Services, Inc.
      Expires June 2007                                                   $ 375,000            $     6,119
      ----------------------------------------------------------------------------------------------------

      For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Corporate High Yield Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Corporate High Yield Fund, Inc.

Date: October 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Corporate High Yield Fund, Inc.

Date: October 19, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    Corporate High Yield Fund, Inc.

Date: October 19, 2005